Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 29,349,124	$ 18,474,211
Prepaid expenses and other current assets	2,311,385	1,331,214
Total current assets	31,660,509	19,805,425
Property and equipment, net	2,162,771	2,052,221
Other non-current assets	126,781
Total assets	33,950,061	21,857,646
Current liabilities:
Trade accounts payable	1,058,536	1,260,015
Accrued expenses and other current liabilities	1,739,380	986,620
Bank loan, including accrued interest, current portion	0	1,270,605
Total current liabilities	2,797,916	3,517,240
Accrued expenses and other non-current liabilities	23,852	333,988
Total liabilities	2,821,768	3,851,228
Stockholders' equity:
Common stock, $0.001 par value per share, 300,000,000 shares authorized and 39,833,023 and 29,279,522 shares issued and outstanding at December 31, 2015 and 2014	39,833	29,280
Additional paid-in capital	112,226,723	84,627,283
Accumulated other comprehensive loss	(1,272,574)	(843,097)
Accumulated deficit	(79,865,689)	(65,807,048)
Total stockholders' equity	31,128,293	18,006,418
Total liabilities and stockholders' equity	$ 33,950,061	$ 21,857,646